Held For Sale (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Long Lived Assets Held-for-sale [Line Items]
Property, Plant and Equipment, Net		$ 18,712		$ 16,995
New England Gas Generating Facilities [Member] | Emera Energy Services [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds From Sale Of Property Plant And Equipment	$ 590
Property, Plant and Equipment, Net		$ 777	$ 570